Expense Example - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Core ETF - Fidelity Enchanced Large Cap Core ETF	Sep. 21, 2023 USD ($)
Expense Example:
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230